Average Annual Total Returns	Prospectus #1 Calvert Global Energy Solutions Fund MSCI ACWI One Year	Prospectus #1 Calvert Global Energy Solutions Fund MSCI ACWI Five Years	Prospectus #1 Calvert Global Energy Solutions Fund MSCI ACWI Ten Years	Prospectus #1 Calvert Global Energy Solutions Fund Calvert Global Energy Research Spliced Benchmark One Year	Prospectus #1 Calvert Global Energy Solutions Fund Calvert Global Energy Research Spliced Benchmark Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Calvert Global Energy Research Spliced Benchmark Ten Years	Prospectus #1 Calvert Global Energy Solutions Fund Calvert Global Energy Research Index One Year	Prospectus #1 Calvert Global Energy Solutions Fund Calvert Global Energy Research Index Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Alerian Global Alternative Energy Index (Composite) One Year	Prospectus #1 Calvert Global Energy Solutions Fund Alerian Global Alternative Energy Index (Composite) Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Alerian Global Alternative Energy Index (Composite) Ten Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A One Year	Prospectus #1 Calvert Global Energy Solutions Fund Class A Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A Ten Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Global Energy Solutions Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Global Energy Solutions Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Global Energy Solutions Fund Class C One Year	Prospectus #1 Calvert Global Energy Solutions Fund Class C Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Class C Ten Years	Prospectus #1 Calvert Global Energy Solutions Fund Class I One Year	Prospectus #1 Calvert Global Energy Solutions Fund Class I Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Class I Ten Years	Prospectus #1 Calvert Global Water Fund MSCI ACWI One Year	Prospectus #1 Calvert Global Water Fund MSCI ACWI Five Years	Prospectus #1 Calvert Global Water Fund MSCI ACWI Ten Years	Prospectus #1 Calvert Global Water Fund Calvert Global Water Research Spliced Benchmark One Year	Prospectus #1 Calvert Global Water Fund Calvert Global Water Research Spliced Benchmark Five Years	Prospectus #1 Calvert Global Water Fund Calvert Global Water Research Spliced Benchmark Ten Years	Prospectus #1 Calvert Global Water Fund Calvert Global Water Research Index One Year	Prospectus #1 Calvert Global Water Fund Calvert Global Water Research Index Five Years	Prospectus #1 Calvert Global Water Fund S-Network Global Water Index One Year	Prospectus #1 Calvert Global Water Fund S-Network Global Water Index Five Years	Prospectus #1 Calvert Global Water Fund S-Network Global Water Index Ten Years	Prospectus #1 Calvert Global Water Fund Class A One Year	Prospectus #1 Calvert Global Water Fund Class A Five Years	Prospectus #1 Calvert Global Water Fund Class A Ten Years	Prospectus #1 Calvert Global Water Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Global Water Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Global Water Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Global Water Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Global Water Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Global Water Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Global Water Fund Class C One Year	Prospectus #1 Calvert Global Water Fund Class C Five Years	Prospectus #1 Calvert Global Water Fund Class C Ten Years	Prospectus #1 Calvert Global Water Fund Class I One Year	Prospectus #1 Calvert Global Water Fund Class I Five Years	Prospectus #1 Calvert Global Water Fund Class I Ten Years	Prospectus #2 Calvert Small-Cap Fund Russell 2000® Index One Year	Prospectus #2 Calvert Small-Cap Fund Russell 2000® Index Five Years	Prospectus #2 Calvert Small-Cap Fund Russell 2000® Index Ten Years	Prospectus #2 Calvert Small-Cap Fund Class A One Year	Prospectus #2 Calvert Small-Cap Fund Class A Five Years	Prospectus #2 Calvert Small-Cap Fund Class A Ten Years	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions One Year	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Calvert Small-Cap Fund Class C One Year	Prospectus #2 Calvert Small-Cap Fund Class C Five Years	Prospectus #2 Calvert Small-Cap Fund Class C Ten Years	Prospectus #2 Calvert Small-Cap Fund Class I One Year	Prospectus #2 Calvert Small-Cap Fund Class I Five Years	Prospectus #2 Calvert Small-Cap Fund Class I Ten Years	Prospectus #2 Calvert Small-Cap Fund Class R6 One Year	Prospectus #2 Calvert Small-Cap Fund Class R6 Five Years	Prospectus #2 Calvert Small-Cap Fund Class R6 Ten Years	Prospectus #2 Calvert Small-Cap Fund Class R6 Inception Date	Prospectus #3 Calvert Green Bond Fund ICE BofA Green Bond Index - Hedged USD One Year	Prospectus #3 Calvert Green Bond Fund ICE BofA Green Bond Index - Hedged USD Five Years	Prospectus #3 Calvert Green Bond Fund ICE BofA Green Bond Index - Hedged USD Life of Fund	Prospectus #3 Calvert Green Bond Fund ICE BofA USD Green Bond Index One Year	Prospectus #3 Calvert Green Bond Fund ICE BofA USD Green Bond Index Five Years	Prospectus #3 Calvert Green Bond Fund ICE BofA USD Green Bond Index Life of Fund	Prospectus #3 Calvert Green Bond Fund Class A One Year	Prospectus #3 Calvert Green Bond Fund Class A Five Years	Prospectus #3 Calvert Green Bond Fund Class A Life of Fund	Prospectus #3 Calvert Green Bond Fund Class A Inception Date	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions One Year	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions Life of Fund	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #3 Calvert Green Bond Fund Class I One Year	Prospectus #3 Calvert Green Bond Fund Class I Five Years	Prospectus #3 Calvert Green Bond Fund Class I Life of Fund	Prospectus #3 Calvert Green Bond Fund Class I Inception Date	Prospectus #3 Calvert Green Bond Fund Class R6 One Year	Prospectus #3 Calvert Green Bond Fund Class R6 Five Years	Prospectus #3 Calvert Green Bond Fund Class R6 Life of Fund	Prospectus #3 Calvert Green Bond Fund Class R6 Inception Date
Total	22.20%	11.71%	7.92%	6.37%	16.20%	7.92%	6.37%	16.20%	14.96%	25.29%	12.63%	(0.12%)	13.43%	4.53%	(0.12%)	13.41%	4.47%	0.26%	10.95%	3.68%	3.60%	13.82%	4.40%	5.65%	14.95%	5.43%	22.20%	11.71%	7.92%	19.62%	12.71%	8.70%	19.62%	12.71%	17.10%	10.01%	7.65%	12.09%	10.17%	4.78%	11.54%	9.94%	4.37%	7.75%	8.17%	3.70%	16.37%	10.53%	4.73%	18.55%	11.64%	5.71%	16.93%	9.97%	7.15%	5.59%	8.89%	7.45%	5.56%	8.34%	6.03%	3.33%	6.98%	5.53%	9.59%	9.24%	7.37%	11.73%	10.34%	8.40%	11.81%	10.42%	8.44%	Feb. 01, 2019	9.39%	0.91%	2.10%	6.59%	1.75%	2.16%	3.15%	0.34%	1.32%	Oct. 31, 2013	1.94%	(0.51%)	0.44%	1.84%	(0.08%)	0.64%	6.90%	1.26%	1.97%	Oct. 31, 2013	6.95%	1.33%	2.01%	Feb. 01, 2019